LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases
LEASES

NOTE 5 – LEASES

On December 11, 2020, the Company entered into a 5.5 - year lease agreement for administrative office and laboratories, which commenced in December 2020 at a monthly rent of $10,817, increasing by 2.5% annually beginning in the second year of the lease until the end of the term. Additionally, pursuant to the agreement, the Company will pay $12,000 per month in operating expenses. As at September 30, 2021, the remaining lease term was 4.67 years. The lease had been classified as an operating lease.

The assets and liabilities from the lease were recognized at the lease commencement date based on the present value of remaining lease payments over the lease term using the discount rate of 3.95%, which is the average commercial interest available at the time.

The total rent expense for the three months ended September 30, 2021 and 2020 was $77,357 and $Nil, respectively. The total rent expense for the nine months ended September 30, 2021 and 2020 was $168,769 and $Nil, respectively.

The following table summarizes supplemental balance sheet information related to the operating lease as of September 30, 2021 and December 31, 2020.

	September 30, 2021	December 31, 2020
Right-of-use asset	$1,163,159	$1,317,830

Operating lease liabilities, current	$260,106	$243,292
Operating lease liabilities, non-current	941,732	1,074,538
Total operating lease liabilities	$1,201,838	$1,317,830

As at September 30, 2021, the maturities of the lease liabilities for the periods ended December 31 were as follows:

2021	$52,249
2022	277,142
2023	277,142
2024	277,142
2025	277,142
Thereafter	130,950
Total lease payments	1,291,767
Less: present value discount	(89,929)
Total	$1,201,838

NOTE 4 – LEASE

Effective January 1, 2020, the Company adopted the provision of Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842). The provisions of this ASU require the Company to record a right-of-use asset and related lease liability related to their leases.

The Company leases its administrative office and laboratories under an operating lease agreement. The Company entered into an agreement in December 2020 for approximately 8,500 square feet which is for a five-and-one-half year period. The base rent is $10,817 per month. In addition, the Company is obligated to pay monthly operating expenses of approximately $12,000 per month. The lease included incentives of waived base rent for certain periods. The base rent will increase by 2.5% for the second year through the end of the term.

Right-Of-Use Asset and Lease Liability:

The Company’s consolidated balance sheets reflect the value of the right-of-use asset and related lease liability. This value was calculated based on the present value of the remaining base rent lease payments. The discount rate used was 3.95% which is the average commercial interest available at the time. As a result, the value of the right-of-use asset and related lease liability is as follows:

	December 31,
	2020	2019
Right-of-use asset	$1,317,830	$-

Total lease liability	$1,317,830	$-
Less: Current portion	243,292	-
Lease liability, net of current portion	$1,074,538	$-

The maturities of the lease liabilities are as follows as of December 31, 2020:

2021	$208,997
2022	277,142
2023	277,142
2024	277,142
2025	277,142
Thereafter	130,950
Total lease payments	1,470,148
Less: Present value discount	(152,318)
Total	$1,317,830

For the year ended December 31, 2020, operating cash flows paid in connection with operating leases amounted to $21,633.